Post-Employment and Other Long-Term Employees Benefits - Weighted Average Assumptions Used in Determination of Benefit Obligation and Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Discount rate	2.57%	3.19%
Salary increase rate	2.74%	3.07%
Expected long-term rate of return on funds for the pension expense of the year	3.57%	4.44%
Net periodic benefit cost, Discount rate	3.19%	3.03%	3.83%
Net periodic benefit cost, Salary increase rate	3.07%	2.65%	2.82%
Net periodic benefit cost, Expected long-term rate of return on funds for the pension expense of the year	4.44%	4.76%	4.88%